Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Income, United States	$ 1,594	$ 635	$ 607
Income, Foreign	2,558	1,869	1,915
Income from continuing operations before income taxes	4,152	2,504	2,522
Undistributed Earnings of Foreign Subsidiaries	21,000
Current Tax Provision, Federal	(100)	(68)	709
Current Tax Provision, State	(58)	1	(42)
Current Tax Provision, Foreign	541	402	284
Current Income Tax Expense Benefit	383	335	951
Future Tax Provision, Federal	121	45	(48)
Future Tax Provision, State	56	58	85
Future Tax Provision, Foreign	(139)	660	66
Deferred income tax provision	38	763	103
Income tax expense	421	1,098	1,054
Attributable to items credited (charged) to equity and goodwill	$ 40	$ 501	$ (128)
Statutory U.S. federal income tax rate	21.00%	21.00%	35.00%
Tax on international activities	(3.10%)	(5.10%)	(15.30%)
Tax audit settlements	(7.00%)	0.00%	(2.20%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	0.00%	29.70%	27.40%
Other	(0.80%)	(1.80%)	(3.10%)
Effective income tax rate	10.10%	43.80%	41.80%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 290
Discontinued Operations [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Net	$ 442	$ 393
US TCJA Tax Law Change [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions		$ 744	$ 690